S-K 1603(a) SPAC Sponsor	Dec. 23, 2025
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Lafayette Digital Sponsor I, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Samuel A. Jernigan IV is the managing member of our sponsor, Lafayette Digital Sponsor I, LLC, and holds voting and investment discretion with respect to the securities held by the sponsor. As of the date of this prospectus, other than Samuel A. Jernigan IV, no other person has a direct or indirect material interest in our sponsor. Our Chief Executive Officer, Mr. Jernigan, will receive an indirect interest in 9,483,333 founder shares through membership interests in our sponsor, and our Chief Financial Officer, Robert Munro, will receive an indirect interest in 25,000 founder shares through membership interests in our sponsor. In addition, our independent directors will receive founder shares for their services as a director. Alexander Stein, Jason Glazer and Robert Cusack will each receive an indirect interest in 25,000 founder shares through membership interests in our sponsor. Other than members of our management team who are members of our sponsor, none of the other members of our sponsor will participate in our company’s activities.